Share based payment - Summary of Detailed Information About Repurchase Of Vested Stock Options (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Share Based Payment Arrangements Repurchase Of Vested Stock Options [Abstract]
Total consideration paid for repurchase of vested stock options	₨ 681
Fair value of the vested stock options repurchased, measured at the repurchase date, recognised in equity	650
Excess consideration paid recognised in statement of profit or loss	₨ 31